Schedule of Investments (unaudited) September 30, 2023	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals(a) — 7.5%
Albemarle Corp.	81,737	$13,898,559
CF Industries Holdings, Inc.	387,775	33,247,829
Nutrien Ltd.	334,337	20,648,653

		67,795,041

Containers & Packaging — 3.1%
Packaging Corp. of America(a)	77,540	11,906,267
Smurfit Kappa Group PLC	480,915	15,975,883

		27,882,150

Energy Equipment & Services — 1.5%
Schlumberger NV(a)	235,529	13,731,341

Food Products — 6.8%
Archer-Daniels-Midland Co.(a)	264,359	19,937,956
Bunge Ltd.(a)	169,949	18,396,979
Darling Ingredients, Inc.(a)(b)	134,574	7,024,763
Hofseth International, (Acquired 05/26/21, Cost: $10,198,056)(c)(d)	18,993,283	8,434,238
Kerry Group PLC, Class A	100,875	8,428,553

		62,222,489

Machinery(a) — 5.2%
AGCO Corp.(e)	166,759	19,724,255
Deere & Co., Series B	72,106	27,211,362

		46,935,617

Metals & Mining — 32.7%
Alcoa Corp.(a)	214,688	6,238,833
Anglo American PLC	285,732	7,846,085
ArcelorMittal SA, Registered Shares(a)	585,693	14,659,896
Barrick Gold Corp.(a)	229,946	3,345,714
BHP Group Ltd., Series L, ADR(a)(f)	644,305	36,648,068
Filo Corp.(b)	110,335	1,648,222
Filo Mining	175,560	2,611,647
First Quantum Minerals Ltd.	1,029,264	24,317,380
Franco-Nevada Corp.(a)	64,673	8,633,199
Freeport-McMoRan, Inc.(a)(e)	558,513	20,826,950
Glencore PLC	7,147,748	40,702,915
Newmont Corp.(a)	214,210	7,915,059
Norsk Hydro ASA	3,405,772	21,312,775
Polyus PJSC(b)(c)	104,732	11
Stelco Holdings, Inc.	507,699	14,028,304
Teck Resources Ltd., Class B(a)	626,031	26,975,676
Vale SA, ADR(a)	2,361,303	31,641,460
Wheaton Precious Metals Corp.(f)	672,832	27,283,338

		296,635,532

Oil, Gas & Consumable Fuels — 40.2%
BP PLC	5,650,494	36,422,713
Cameco Corp.(a)(f)	276,115	10,945,199
Canadian Natural Resources Ltd.	299,639	19,378,089
Cenovus Energy, Inc.	526,532	10,962,875
Cheniere Energy, Inc.(e)	127,740	21,199,730
Chevron Corp.(a)	64,422	10,862,838
ConocoPhillips(a)	275,404	32,993,399
Eni SpA	769,722	12,364,667
EOG Resources, Inc.(a)	83,821	10,625,150
Exxon Mobil Corp.(a)	523,685	61,574,882
Galp Energia SGPS SA	470,900	6,975,024
Gazprom PJSC(b)(c)	5,430,000	563

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp.(a)	52,504	$8,033,112
Shell PLC, ADR(a)	1,096,861	70,615,920
TotalEnergies SE	796,570	52,373,935

		365,328,096

Paper & Forest Products — 1.4%
Precious Woods Holding AG, Registered Shares(b)	20,000	148,577
UPM-Kymmene OYJ	358,844	12,287,126

		12,435,703

Total Common Stocks — 98.4% (Cost: $761,948,417)		892,965,969

	Par (000)

Corporate Bonds

Metals & Mining — 0.8%
Allied Gold Corp., 8.75%, 09/07/28	$7,200	7,200,000

Total Corporate Bonds — 0.8% (Cost: $7,200,000)		7,200,000

Total Long-Term Investments — 99.2% (Cost: $769,148,417)		900,165,969

	Shares

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(g)(h)	15,665,304	15,665,304
SL Liquidity Series, LLC, Money Market Series, 5.52%(g)(h)(i)	2,659,170	2,659,968

Total Short-Term Securities — 2.0% (Cost: $18,324,744)		18,325,272

Total Investments Before Options Written — 101.2% (Cost: $787,473,161)		918,491,241

Options Written — (0.9)% (Premiums Received: $(6,921,437))		(8,141,235)

Total Investments, Net of Options Written — 100.3% (Cost: $780,551,724)		910,350,006

Liabilities in Excess of Other Assets — (0.3)%		(2,774,948)

Net Assets — 100.0%		$907,575,058

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $8,434,238, representing 0.9% of its net assets as of period end, and an original cost of $10,198,056.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	All or a portion of this security is on loan.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Resources & Commodities Strategy Trust (BCX)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$19,404,102	$—		$(3,738,798	)(a)	$—	$—	$15,665,304	15,665,304	$1,033,499		$—
SL Liquidity Series, LLC, Money Market Series	—	2,655,361	(a)	—		4,079	528	2,659,968	2,659,170	15,572	(b)	—

						$4,079	$528	$18,325,272		$1,049,071		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ArcelorMittal SA, Registered Shares	804	10/06/23	USD	28.00	USD	2,012	$(8,040)
Archer-Daniels-Midland Co.	226	10/06/23	USD	83.00	USD	1,704	(2,260)
Barrick Gold Corp.	327	10/06/23	USD	17.00	USD	476	(654)
Chevron Corp.	93	10/06/23	USD	165.00	USD	1,568	(41,850)
ConocoPhillips	94	10/06/23	USD	117.00	USD	1,126	(34,780)
EOG Resources, Inc.	176	10/06/23	USD	130.00	USD	2,231	(13,640)
Freeport-McMoRan, Inc.	880	10/06/23	USD	42.00	USD	3,282	(2,200)
Hess Corp.	88	10/06/23	USD	157.50	USD	1,346	(7,480)
Newmont Corp.	377	10/06/23	USD	41.00	USD	1,393	(943)
Nutrien Ltd.	363	10/06/23	USD	66.00	USD	2,242	(3,630)
Schlumberger NV	24	10/06/23	USD	60.00	USD	140	(960)
Vale SA, ADR	2,391	10/06/23	USD	14.00	USD	3,204	(10,759)
Alcoa Corp.	178	10/13/23	USD	33.00	USD	517	(2,670)
Barrick Gold Corp.	523	10/13/23	USD	16.50	USD	761	(1,831)
Deere & Co.	57	10/13/23	USD	415.00	USD	2,151	(1,511)
Freeport-McMoRan, Inc.	575	10/13/23	USD	44.00	USD	2,144	(1,438)
Hess Corp.	19	10/13/23	USD	165.00	USD	291	(903)
Schlumberger NV	22	10/13/23	USD	61.00	USD	128	(1,100)
Shell PLC, ADR	825	10/13/23	USD	63.00	USD	5,311	(162,937)
Teck Resources Ltd., Class B	670	10/13/23	USD	45.00	USD	2,887	(37,185)
Vale SA, ADR	2,380	10/13/23	USD	14.50	USD	3,189	(11,900)
AGCO Corp.	176	10/20/23	USD	125.00	USD	2,082	(17,160)
Albemarle Corp.	88	10/20/23	USD	210.00	USD	1,496	(2,420)
ArcelorMittal SA, Registered Shares	263	10/20/23	USD	27.00	USD	658	(2,630)
Archer-Daniels-Midland Co.	211	10/20/23	USD	85.00	USD	1,591	(2,110)
BHP Group Ltd., ADR	956	10/20/23	USD	60.00	USD	5,438	(50,190)
Bunge Ltd.	333	10/20/23	USD	115.00	USD	3,605	(47,452)
Canadian Natural Resources Ltd.	324	10/20/23	CAD	84.00	CAD	2,846	(113,308)
Cenovus Energy, Inc.	1,464	10/20/23	CAD	27.00	CAD	4,140	(176,230)
CF Industries Holdings, Inc.	463	10/20/23	USD	85.00	USD	3,970	(143,530)
ConocoPhillips	821	10/20/23	USD	125.00	USD	9,836	(101,393)
Exxon Mobil Corp.	176	10/20/23	USD	115.00	USD	2,069	(77,440)
Filo Corp.	204	10/20/23	CAD	23.00	CAD	414	(2,253)
Franco-Nevada Corp.	239	10/20/23	USD	145.00	USD	3,190	(9,560)
Hess Corp.	47	10/20/23	USD	160.00	USD	719	(8,813)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Newmont Corp.	207	10/20/23	USD	42.50	USD	765	$(1,863)
Packaging Corp. of America	86	10/20/23	USD	155.00	USD	1,321	(19,780)
Schlumberger NV	237	10/20/23	USD	60.00	USD	1,382	(31,284)
Stelco Holdings, Inc.	415	10/20/23	CAD	50.00	CAD	1,557	(11,611)
Stelco Holdings, Inc.	248	10/20/23	CAD	40.00	CAD	931	(7,577)
Teck Resources Ltd., Class B	589	10/20/23	USD	44.00	USD	2,538	(68,913)
Vale SA, ADR	1,673	10/20/23	USD	13.00	USD	2,242	(113,764)
Vale SA, ADR	715	10/20/23	USD	14.00	USD	958	(13,942)
Albemarle Corp.	106	10/27/23	USD	195.00	USD	1,802	(11,130)
Alcoa Corp.	143	10/27/23	USD	32.00	USD	416	(10,654)
ArcelorMittal SA, Registered Shares	1,100	10/27/23	USD	26.00	USD	2,753	(46,750)
Archer-Daniels-Midland Co.	272	10/27/23	USD	81.00	USD	2,051	(10,880)
Cameco Corp.	510	10/27/23	USD	39.00	USD	2,022	(109,905)
CF Industries Holdings, Inc.	676	10/27/23	USD	86.00	USD	5,796	(209,560)
ConocoPhillips	94	10/27/23	USD	124.00	USD	1,126	(18,894)
Deere & Co.	117	10/27/23	USD	420.00	USD	4,415	(9,009)
Exxon Mobil Corp.	885	10/27/23	USD	121.00	USD	10,406	(162,397)
Freeport-McMoRan, Inc.	611	10/27/23	USD	43.00	USD	2,278	(10,692)
Newmont Corp.	208	10/27/23	USD	41.00	USD	769	(5,096)
Nutrien Ltd.	874	10/27/23	USD	66.00	USD	5,398	(52,440)
Schlumberger NV	338	10/27/23	USD	64.00	USD	1,971	(17,914)
Shell PLC, ADR	936	10/27/23	USD	62.95	USD	6,026	(230,439)
Teck Resources Ltd., Class B	540	10/27/23	USD	43.00	USD	2,327	(113,400)
Vale SA, ADR	1,577	10/27/23	USD	14.50	USD	2,113	(22,078)
Alcoa Corp.	192	11/03/23	USD	30.00	USD	558	(30,048)
Archer-Daniels-Midland Co.	269	11/03/23	USD	81.71	USD	2,029	(10,802)
Cameco Corp.	511	11/03/23	USD	43.00	USD	2,026	(54,677)
Chevron Corp.	145	11/03/23	USD	175.00	USD	2,445	(30,667)
ConocoPhillips	9	11/03/23	USD	126.64	USD	108	(1,648)
Deere & Co.	35	11/03/23	USD	400.00	USD	1,321	(13,650)
Deere & Co.	57	11/03/23	USD	390.00	USD	2,151	(39,615)
EOG Resources, Inc.	134	11/03/23	USD	134.00	USD	1,699	(27,135)
Exxon Mobil Corp.	876	11/03/23	USD	122.00	USD	10,300	(165,564)
Hess Corp.	40	11/03/23	USD	162.50	USD	612	(11,300)
Schlumberger NV	250	11/03/23	USD	63.00	USD	1,458	(22,875)
Shell PLC, ADR	1,144	11/03/23	USD	65.42	USD	7,365	(151,013)
Teck Resources Ltd., Class B	517	11/03/23	USD	44.00	USD	2,228	(95,128)
AGCO Corp.	280	11/17/23	USD	135.00	USD	3,312	(33,600)
Albemarle Corp.	108	11/17/23	USD	195.00	USD	1,836	(32,400)
Alcoa Corp.	281	11/17/23	USD	35.00	USD	817	(16,438)
BHP Group Ltd., ADR	672	11/17/23	USD	62.50	USD	3,822	(43,680)
Bunge Ltd.	295	11/17/23	USD	120.00	USD	3,193	(25,075)
Canadian Natural Resources Ltd.	884	11/17/23	CAD	88.00	CAD	7,765	(231,047)
Cenovus Energy, Inc.	611	11/17/23	CAD	27.00	CAD	1,728	(100,765)
Darling Ingredients, Inc.	264	11/17/23	USD	60.00	USD	1,378	(20,460)
Filo Corp.	204	11/17/23	CAD	23.00	CAD	414	(8,336)
Packaging Corp. of America	57	11/17/23	USD	150.00	USD	875	(45,030)
Packaging Corp. of America	143	11/17/23	USD	148.71	USD	2,196	(123,869)
Shell PLC, ADR	1,153	11/17/23	USD	65.00	USD	7,423	(210,422)
Stelco Holdings, Inc.	780	11/17/23	CAD	44.00	CAD	2,927	(27,278)
AGCO Corp.	161	12/15/23	USD	120.00	USD	1,904	(97,405)
Stelco Holdings, Inc.	435	12/15/23	CAD	42.00	CAD	1,633	(37,471)

							$(4,120,530)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Eni SpA	JPMorgan Chase Bank N.A.	310,100	10/03/23	EUR	14.08	EUR	4,712	$(388,952)

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
UPM-Kymmene OYJ	Goldman Sachs International	37,300	10/03/23	EUR	30.44	EUR	1,208	$(80,617)
Eni SpA	Goldman Sachs International	55,800	10/10/23	EUR	14.43	EUR	848	(50,813)
BP PLC	Barclays Bank PLC	1,842,400	10/13/23	GBP	4.90	GBP	9,734	(964,467)
Smurfit Kappa Group PLC	Morgan Stanley & Co. International PLC	99,200	10/13/23	EUR	37.25	EUR	3,117	—
TotalEnergies SE	Morgan Stanley & Co. International PLC	313,600	10/13/23	EUR	59.25	EUR	19,502	(1,103,885)
Glencore PLC	Morgan Stanley & Co. International PLC	1,689,257	10/17/23	GBP	4.29	GBP	7,884	(884,814)
Kerry Group PLC, Class A	Morgan Stanley & Co. International PLC	37,300	10/19/23	EUR	87.08	EUR	2,948	(1,347)
BP PLC	Morgan Stanley & Co. International PLC	248,300	10/24/23	GBP	5.18	GBP	1,312	(65,110)
Darling Ingredients, Inc	JPMorgan Chase Bank N.A.	23,300	10/25/23	USD	62.21	USD	1,216	(2,860)
Galp Energia SGPS SA	Goldman Sachs International	87,100	10/25/23	EUR	14.53	EUR	1,220	(12,258)
BHP Group Ltd., ADR	Citibank N.A.	75,500	11/06/23	USD	59.25	USD	4,294	(90,203)
Galp Energia SGPS SA	Goldman Sachs International	87,100	11/07/23	EUR	14.53	EUR	1,220	(18,496)
UPM-Kymmene OYJ	Morgan Stanley & Co. International PLC	95,400	11/09/23	EUR	32.91	EUR	3,090	(58,763)
Anglo American PLC	Morgan Stanley & Co. International PLC	105,700	11/14/23	GBP	23.65	GBP	2,379	(98,013)
Glencore PLC	UBS AG	955,400	11/14/23	GBP	4.92	GBP	4,459	(139,882)
Smurfit Kappa Group PLC	Goldman Sachs International	78,700	11/14/23	EUR	32.71	EUR	2,473	(60,225)

								$(4,020,705)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$67,795,041	$—	$—	$67,795,041
Containers & Packaging	11,906,267	15,975,883	—	27,882,150
Energy Equipment & Services	13,731,341	—	—	13,731,341
Food Products	45,359,698	8,428,553	8,434,238	62,222,489
Machinery	46,935,617	—	—	46,935,617
Metals & Mining	224,162,099	72,473,422	11	296,635,532
Oil, Gas & Consumable Fuels	257,191,194	108,136,339	563	365,328,096

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Resources & Commodities Strategy Trust (BCX)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Paper & Forest Products	$—	$12,435,703	$—	$12,435,703
Corporate Bonds	—	7,200,000	—	7,200,000
Short-Term Securities
Money Market Funds	15,665,304	—	—	15,665,304

	$682,746,561	$224,649,900	$8,434,812	915,831,273

Investments Valued at NAV(a)				2,659,968

				$918,491,241

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(3,602,759)	$(4,538,476)	$—	$(8,141,235)

(a)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

PJSC	Public Joint Stock Company

5